INVENTORY (Q3) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of inventory [Abstract]
Raw materials	$ 45,087	$ 41,648	$ 10,148
Work-in-progress	546,749	271,571	299,464
Finished goods	20,476	12,438	85,993
Total	$ 612,312	$ 325,657	$ 395,605